Short-term Bank Borrowings - Schedule of Outstanding Balances of Short-term Bank Borrowings (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Short-Term Debt [Line Items]
Short-term bank borrowings	$ 1,378,037	¥ 10,000,000	¥ 10,000,000
Bank of China [Member]
Short-Term Debt [Line Items]
Short-term bank borrowings	$ 1,378,037	¥ 10,000,000	¥ 10,000,000